                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:           March 31, 2003
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Check here if Amendment                        [X]  Amendment Number:       1
                                                                      --------
This Amendment (Check only one.):              [X]  is a restatement
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
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Address:   712 Fifth Avenue, 42nd Floor
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           New York, NY 10019
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Form 13F File Number:      28-06341
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
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Title:     Chief Financial Officer
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Phone:     212-457-8010
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Signature, Place, and Date of Signing:

/s/ Brian Jackelow                                                    New York, NY                     August 14, 2003
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           (Signature)                                                (City, State)                         (Date)

Report Type ( Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
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Form 13F Information Table Entry Total:             9
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Form 13F Information Table Value Total:           19,508         (thousands)
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PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----

    1            28-06339                          SAB Capital Management, LLC

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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ALLMERICA
FINANCIAL
CORP             COMMON STOCK    019754100      11,224      800,000    SH             DEFINED         1       800,000    0      0
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AMN
HEALTHCARE
SERVICES INC     COMMON STOCK    001744101          26        2,400    SH             DEFINED         1         2,400    0      0
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CHICAGO
MERCANTILE
HLDGS INC            CL A        167760107         482       10,000    SH             DEFINED         1        10,000    0      0
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CHUBB CORP       CORP UNIT %     171232309       3,133      146,410    SH             DEFINED         1       146,410    0      0
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G & K SVCS INC       CL A        361268105       3,240      135,000    SH             DEFINED         1       135,000    0      0
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HARLEY
DAVIDSON INC     COMMON STOCK    412822958         150      100,000    SH    PUT      DEFINED         1       100,000    0      0
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LABRANCHE
& CO INC         COMMON STOCK    505447902           6       12,000    SH   CALL      DEFINED         1        12,000    0      0
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LABRANCHE
& CO INC         COMMON STOCK    505447952         212      225,000    SH    PUT      DEFINED         1       225,000    0      0
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SEARS
ROEBUCK & CO     COMMON STOCK    812387908       1,035      225,000    SH   CALL      DEFINED         1       225,000    0      0
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PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.